Cover	Oct. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2021
Entity File Number	000-1144546
Entity Registrant Name	FICAAR, INC.
Entity Central Index Key	0001144546
Entity Tax Identification Number	58-2634747
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	244 Madison Ave, #1249
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	(516)
Local Phone Number	647-5171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ficaar, Inc. Common Stock
Trading Symbol	FCAA
Security Exchange Name	NONE
Entity Emerging Growth Company	false